Investments, held for trading - Portfolio of Trading Securities (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortized Cost	₨ 548,835.8	$ 6,424.4	₨ 392,828.3
Gross Unrealized Gains	88,300.1	1,033.6	76,054.3
Gross Unrealized Losses	11,747.4	137.5	7,637.3
Fair Value	625,388.5	$ 7,320.5	461,245.3
Debt Securities
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortized Cost	247,848.8		103,506.9
Gross Unrealized Gains	392.1		136.1
Gross Unrealized Losses	207.6		205.0
Fair Value	248,033.3		103,438.0
Debt Securities | Government of India securities
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortized Cost	156,198.9		71,673.0
Gross Unrealized Gains	215.3		58.8
Gross Unrealized Losses	8.2		0.0
Fair Value	156,406.0		71,731.8
Debt Securities | Other corporate/financial institution securities
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortized Cost	91,649.9		31,833.9
Gross Unrealized Gains	176.8		77.3
Gross Unrealized Losses	199.4		205.0
Fair Value	91,627.3		31,706.2
Other securities (including mutual fund units)
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortized Cost	300,987.0		289,321.4
Gross Unrealized Gains	87,908.0		75,918.2
Gross Unrealized Losses	11,539.8		7,432.3
Fair Value	₨ 377,355.2		₨ 357,807.3